SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) segment	Dec. 31, 2018 CAD ($)	Jan. 01, 2019 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	$ 15,073	$ 15,096
Operating costs	8,861	9,113
Adjusted EBITDA	6,212	5,983
Depreciation and amortization	2,488	2,211
Gain on disposition of property, plant and equipment	0	(16)
Restructuring, acquisition and other	139	210
Finance costs	840	793
Other income	(10)	(32)
Income before income tax expense	2,755	2,817
Capital expenditures	2,807	2,790
Goodwill	3,923	3,905	$ 3,905
Total assets	37,019	31,918	$ 33,376
Proceeds on disposition	38	25
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	9,250	9,200
Operating costs	4,905	5,110
Adjusted EBITDA	4,345	4,090
Capital expenditures	1,320	1,086
Goodwill	1,160	1,160
Total assets	20,105	16,572
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	3,954	3,932
Operating costs	2,035	2,058
Adjusted EBITDA	1,919	1,874
Capital expenditures	1,153	1,429
Goodwill	1,808	1,808
Total assets	7,891	7,666
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	2,072	2,168
Operating costs	1,932	1,972
Adjusted EBITDA	140	196
Capital expenditures	102	90
Goodwill	955	937
Total assets	2,550	2,438
Corporate items and intercompany eliminations
Disclosure of operating segments [line items]
Revenue	(203)	(204)
Operating costs	(11)	(27)
Adjusted EBITDA	(192)	(177)
Capital expenditures	232	185
Goodwill	0	0
Total assets	$ 6,473	$ 5,242